                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-8611

Name of Fund: Legg Mason Charles Street Trust, Inc.

Fund Address: 100 Light Street
              Baltimore, MD  21202

Name and address of agent for service:
         Mark R. Fetting, President, Legg Mason Charles Street Trust, Inc. 100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

                ----------------------------------

                                 Batterymarch
                           U.S. Small Capitalization
                               Equity Portfolio

                      Semi-Annual Report to Shareholders
                              September 30, 2003
               Institutional and Financial Intermediary Classes

                ----------------------------------



[LOGO] LEGG MASON

Semi-Annual Report to Shareholders

Performance Information

Total Returns for One Year, Three Years and Life of Class, as of September 30, 2003

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a portfolio's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

   The table below does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

   Past performance does not predict future performance.

   The Portfolio's total returns as of September 30, 2003, were as follows:

                                                 Average
                                  Cumulative   Annual Total
                                 Total Returns   Returns
                                 ------------- ------------
  Institutional Class:
    One Year                        +24.88%      +24.88%
    Three Years                      +5.39%       +1.77%
    Life of Class/A/                 +3.07%       +0.86%
  Financial Intermediary Class:
    Life of Class/B/                +20.21%          N/A

--------
/A/The inception date of the Institutional Class is March 13, 2000.
/B/The inception date of the Financial Intermediary Class is January 9, 2003.

Semi-Annual Report to Shareholders

Selected Portfolio Performance /C/


Strongest Performers                           Weakest Performers
for the Six Months Ended September 30, 2003/D/ for the Six Months Ended September 30, 2003/D/
---------------------------------------------- ----------------------------------------------
 1. J2 Global Communications, Inc.    +167.0%   1. Boston Communications Group, Inc.  -36.1%
 2. United Online, Inc.               +101.8%   2. STERIS Corporation                 -12.0%
 3. Pediatrix Medical Group, Inc.      +83.2%   3. UGI Corporation                     -3.3%
 4. The Ryland Group, Inc.             +69.4%   4. Rainbow Technologies, Inc.          -3.2%
 5. Inter-Tel, Incorporated            +64.2%   5. W Holding Company, Inc.             -1.7%
 6. Checkpoint Systems Inc.            +60.6%   6. American Woodmark Corporation       +1.7%
 7. Actuant Corporation                +59.7%   7. Lennox International Inc.           +2.8%
 8. Sierra Health Services, Inc.       +59.3%   8. Bedford Property Investors, Inc.    +3.0%
 9. Universal Forest Products, Inc.    +58.6%   9. Alpharma Inc.                       +4.2%
10. Serologicals Corporation           +54.7%  10. Oil States International, Inc.      +5.8%

--------
/C/Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they are paid.
/D/Securities held for the entire period.

Statement of Net Assets
September 30, 2003 (Unaudited)
(Amounts in Thousands)


Batterymarch U.S. Small Cap Equity


                                             Shares/
                                               Par      Value
----------------------------------------------------------------
Common Stock and Equity Interests -- 97.5%

Auto and Transportation -- 3.1%
American Axle & Manufacturing Holdings, Inc.    85   $  2,517/A/
BorgWarner, Inc.                                45      3,040
ExpressJet Holdings, Inc.                      208      2,865/A/
Landstar System, Inc.                           27      1,635/A/
Mesa Air Group, Inc.                            75        838/A/
Oshkosh Truck Corporation                       37      1,482
                                                     --------
                                                       12,377
                                                     --------

Consumer Discretionary -- 12.4%
ADVO, Inc.                                      61      2,548/A/
American Woodmark Corporation                   18        788
Borders Group, Inc.                             68      1,277/A/
CSK Auto Corporation                           115      1,767/A/
Electronics Boutique Holdings Corp.             40      1,154/A/
Gamestop Corporation                           122      1,937/A/
Global Imaging Systems, Inc.                   124      3,041/A/
GTECH Holdings Corporation                      47      1,997
Hollywood Entertainment Corporation             83      1,411
Jo-Ann Stores, Inc.                             69      1,922/A/
Kellwood Company                                66      2,214
Kenneth Cole Productions, Inc.                  47      1,235
Macrovision Corporation                        103      1,893/A/
Memberworks Incorporated                        46      1,454/A/
Movie Gallery, Inc.                            117      2,307/A/
Nu Skin Enterprises, Inc.                      202      2,578
PDI, Inc.                                       30        736
RC2 Corporation                                 43        822/A/
Regis Corporation                               86      2,757
Right Management Consultants, Inc.             109      1,974/A/
Take Two Interactive Software, Inc.            111      3,790/A/
The Finish Line, Inc.                           55      1,441/A/
The Men's Wearhouse, Inc.                       71      1,821/A/
The Toro Company                                88      3,938
United Stationers Inc.                          55      2,080/A/
                                                     --------
                                                       48,882
                                                     --------

Consumer Staples -- 4.7%
AnnTaylor Stores Corporation                   104      3,333/A/
Brown Shoe Company, Inc.                        50      1,569
Claire's Stores, Inc.                          114      3,821
Jacuzzi Brands, Inc.                           237      1,466/A/
M/I Schottenstein Homes, Inc.                   84      3,317
Ralcorp Holdings, Inc.                          54      1,490/A/
Russell Corporation                             67      1,086

Semi-Annual Report to Shareholders

Batterymarch U.S. Small Cap Equity -- Continued


                                      Shares/
                                        Par      Value
---------------------------------------------------------
Consumer Staples -- Continued
The McClatchy Company                    17   $  1,029
Universal Corporation                    35      1,470
                                              --------
                                                18,581
                                              --------

Energy -- 5.6%
Cabot Oil & Gas Corporation             108      2,811
Comstock Resources, Inc.                 83      1,102/A/
Energen Corporation                      83      2,996
Newfield Exploration Company            110      4,258/A/
Oceaneering International, Inc.          88      2,065/A/
Oil States International, Inc.          148      1,877/A/
Stone Energy Corporation                 60      2,120/A/
The Houston Exploration Company         100      3,503/A/
Varco International, Inc.                82      1,388/A/
                                              --------
                                                22,120
                                              --------

Financials -- 23.5%
American Medical Security Group, Inc.    83      1,678/A/
BancorpSouth, Inc.                      119      2,600
Bank of Hawaii Corporation               33      1,105
Bedford Property Investors, Inc.         24        610
Capital Automotive REIT                 112      3,426
Cash America International, Inc.        106      1,745
CBL & Associates Properties, Inc.        48      2,410
Chelsea Property Group, Inc.             66      3,166
Chittenden Corporation                   25        744
City Holding Company                     49      1,640
Compucredit Corporation                  68      1,183/A/
Cullen/Frost Bankers, Inc.              108      4,028
Delphi Financial Group, Inc.             34      1,582
Digital Insight Corporation              68      1,347/A/
Dime Community Bancshares                64      1,477
Endurance Specialty Holdings Limited     52      1,530
First American Corporation               63      1,564
First BanCorp.                           78      2,389
Flagstar Bancorp, Inc.                  170      3,908
Fremont General Corporation             121      1,540
Hudson United Bancorp                   167      5,877
IPC Holdings, Ltd.                       61      2,124
Irwin Financial Corporation              70      1,699
John H. Harland Company                 154      4,076
LandAmerica Financial Group, Inc.        43      1,985
MB Financial, Inc.                       23      1,012
New Century Financial Corporation       134      3,801
Nuveen Investments                       72      1,977
Pacific Capital Bancorp                  44      1,348
R&G Financial Corporation               115      3,358

                                               Shares/
                                                 Par      Value
------------------------------------------------------------------
Financials -- Continued
Sky Financial Group, Inc.                         80   $  1,794
South Financial Group Incorporated               122      3,027
Staten Island Bancorp, Inc.                      111      2,153
Stewart Information Services Corporation          49      1,381/A/
The Macerich Company                             112      4,213
The Mills Corp.                                   84      3,297
Thornburg Mortgage Asset Corporation             189      4,780
Trustmark Corporation                             39      1,053
W Holding Company, Inc.                          139      2,486
Watson Wyatt & Company Holdings                   77      1,740/A/
                                                       --------
                                                         92,853
                                                       --------

Health Care -- 12.2%
Advanced Medical Optics, Inc.                    102      1,825/A/
Alpharma Inc.                                    136      2,537
Amerigroup Corporation                            65      2,896/A/
Bradley Pharmaceuticals, Inc.                     49      1,338/A/
Charles River Laboratories International, Inc.   123      3,775/A/
CONMED Corporation                                68      1,404/A/
Gen-Probe Incorporated                            31      1,685/A/
IDEXX Laboratories, Inc.                         147      6,250/A/
Kindred Healthcare Inc.                           38      1,434/A/
Martek Biosciences Corporation                    27      1,417/A/
PacifiCare Health Systems, Inc.                   47      2,274/A/
Pediatrix Medical Group, Inc.                     47      2,174/A/
Perrigo Company                                   51        653
PolyMedica Corporation                            38      1,002
QLT Inc.                                         137      2,189/A/
Respironics, Inc.                                 46      1,909/A/
Serologicals Corporation                         150      1,966/A/
ShopKo Stores, Inc.                               70      1,047/A/
Sierra Health Services, Inc.                     186      3,818/A/
STERIS Corporation                               124      2,850/A/
Sybron Dental Specialties, Inc.                   77      1,933/A/
US Oncology, Inc.                                212      1,549/A/
                                                       --------
                                                         47,925
                                                       --------

Materials and Processing -- 8.5%
Actuant Corporation                               17       949 /A/
Acuity Brands, Inc.                              105      1,889
Albany International Corp.                       107      3,306
Bandag, Incorporated                              45      1,531
Boston Communications Group, Inc.                136      1,359/A/
Carlisle Companies Incorporated                   32      1,378
Corn Products International, Inc.                 38      1,207
Griffon Corporation                               80      1,432/A/
H.B. Fuller Company                              141      3,429

Semi-Annual Report to Shareholders

Batterymarch U.S. Small Cap Equity -- Continued


                                        Shares/
                                          Par      Value
-----------------------------------------------------------
Materials and Processing -- Continued
Lennox International Inc.                 101   $  1,480
Precision Castparts Corp.                  55      1,941
Quanex Corporation                         92      3,078
RPM, Inc.                                  59        772
Schnitzer Steel Industries, Inc.           50      1,511
Silgan Holdings Inc.                       44      1,408/A/
Teledyne Technologies Incorporated         92      1,343/A/
The Lubrizol Corporation                   34      1,110
Universal Forest Products, Inc.            79      1,910
York International Corporation             71      2,449
                                                --------
                                                  33,482
                                                --------

Producer Durables -- 5.1%
Angelica Corporation                       57      1,077
Candela Corporation                        46        590/A/
FEI Company                               112      2,614/A/
Meritage Corporation                       25      1,195/A/
Moog Inc.                                  19        737/A/
Photronics, Inc.                          114      2,417/A/
Rofin-Sinar Technologies, Inc.             71      1,492/A/
The Genlyte Group Incorporated             43      1,901/A/
The Ryland Group, Inc.                     89      6,478
Watts Industries, Inc.                     95      1,667
                                                --------
                                                  20,168
                                                --------

Technology -- 17.8%
Avid Technology, Inc.                      52      2,727/A/
Benchmark Electronics, Inc.               116      4,891/A/
CACI International Inc.                    73      3,107/A/
Checkpoint Systems Inc.                   130      2,049/A/
ChipPAC, Inc.                             330      1,942/A/
CIBER, Inc.                               300      2,279/A/
Computer Network Technology Corporation   147      1,275/A/
Conexant Systems Inc.                     194      1,098/A/
Digital River, Inc.                       152      4,152/A/
DSP Group, Inc.                            46      1,138/A/
GlobespanVirata, Inc.                     126        910/A/
Group 1 Software, Inc.                      8        142/A/
Hutchinson Technology, Inc.               132      4,372/A/
Inter-Tel, Incorporated                   127      3,125
J2 Global Communications, Inc.             95      3,609/A/
Keane, Inc.                               211      2,698/A/
Mentor Graphics Corporation               108      1,893/A/
Methode Electronics, Inc.                 108      1,274
Metrologic Instruments, Inc.               18        630/A/
MICROS Systems, Inc.                       36      1,236/A/
Mid Atlantic Medical Services, Inc.        51      2,633/A/

                                                                               Shares/
                                                                                 Par       Value
---------------------------------------------------------------------------------------------------
Technology -- Continued
Open Text Corporation                                                                82 $  2,799/A/
PerkinElmer, Inc.                                                                    80    1,222
Progress Software Corporation                                                        89   1,909 /A/
Rainbow Technologies, Inc.                                                          125   1,144 /A/
RSA Security Inc.                                                                    81   1,158 /A/
Sybase, Inc.                                                                        290   4,935 /A/
Trimble Navigation Limited                                                           92   2,123 /A/
United Online, Inc.                                                                 130   4,524 /A/
University of Phoenix Online                                                         45   2,989 /A/
                                                                                        --------
                                                                                          69,983
                                                                                        --------
Telecommunication Services -- 1.7%
Brightpoint, Inc.                                                                    61   1,998 /A/
Harris Corporation                                                                   40    1,421
TALK America Holdings, Inc.                                                          93   1,055 /A/
Westell Technologies, Inc.                                                          310   2,325 /A/
                                                                                        --------
                                                                                           6,799
                                                                                        --------
Utilities -- 2.9%
AGL Resources Inc.                                                                   40    1,118
Primus Telecommunications Group, Incorporated                                       306   2,067 /A/
PTEK Holdings, Inc.                                                                 124   1,014 /A/
Southwestern Energy Company                                                         131   2,366 /A/
UGI Corporation                                                                     166    4,812
                                                                                        --------
                                                                                          11,377
                                                                                        --------
Total Common Stock and Equity Interests (Identified Cost -- $350,273)                    384,547
---------------------------------------------------------------------------------------------------
Repurchase Agreements -- 2.3%

Goldman, Sachs & Company
  1.07%, dated 9/30/03, to be repurchased at $4,574 on 10/1/03 (Collateral:
  $4,523 Fannie Mae mortgage-backed securities, 6%, due 11/1/32, value $4,690) $  4,574    4,574
State Street Bank and Trust Company
  1.00%, dated 9/30/03, to be repurchased at $4,574 on 10/1/03 (Collateral:
  $4,685 Fannie Mae zero-coupon notes, due 2/4/04, value $4,667)                  4,574    4,574
                                                                                        --------
Total Repurchase Agreements (Identified Cost -- $9,148)                                    9,148
---------------------------------------------------------------------------------------------------
Total Investments -- 99.8% (Identified Cost -- $359,421)                                 393,695
Other Assets Less Liabilities -- 0.2%                                                        649
                                                                                        --------

Net assets consist of:
Accumulated paid-in capital applicable to:
  38,604 Institutional Class shares outstanding                                $352,112
    103 Financial Intermediary Class shares outstanding                             896
Undistributed net investment income/(loss)                                          459
Accumulated net realized gain/(loss) on investments                               6,603
Unrealized appreciation/(depreciation) of investments                            34,274
                                                                               --------

Net assets -- 100.0%                                                                    $394,344
                                                                                        --------

Net asset value per share:
  Institutional Class                                                                     $10.19
                                                                                          ------
  Financial Intermediary Class                                                            $10.18

                                                                                          ------
---------------------------------------------------------------------------------------------------

/A/Non-income producing.

  See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)
(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

--------------------------------------------------------------------------------
Investment Income:
  Dividends/A/                                                     $ 1,718
  Interest                                                              50
                                                                   -------
    Total income                                                           $ 1,768
Expenses:
  Management fee                                                     1,113
  Distribution fee                                                    1/B/
  Audit and legal fees                                                  22
  Custodian fees                                                        97
  Directors' fees and expenses                                           8
  Registration fees                                                     30
  Reports to shareholders                                                6
  Transfer agent and shareholder servicing expense                   21/B/
  Other expenses                                                        11
                                                                   -------
    Total expenses                                                           1,309
                                                                           -------

Net Investment Income/(Loss)                                                   459

Net Realized and Unrealized Gain/(Loss) on Investments:
  Realized gain/(loss) on investments                               27,280
  Change in unrealized appreciation/(depreciation) of investments   38,590
                                                                   -------

Net Realized and Unrealized Gain/(Loss) on Investments                      65,870
----------------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                             $66,329
----------------------------------------------------------------------------------

  /A/ Net of foreign taxes withheld of $6.
  /B/See Note 1 to financial statements.

    See notes to financial statements.

Statement of Changes in Net Assets
(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio


                                                                            For the       For the
                                                                        Six Months Ended Year Ended
                                                                            9/30/03       3/31/03
---------------------------------------------------------------------------------------------------
                                                                          (Unaudited)
Change in Net Assets:
  Net investment income/(loss)                                              $    459      $    961
  Net realized gain/(loss) on investments                                     27,280       (13,527)
  Net change in unrealized appreciation/(depreciation) of investments         38,590       (22,760)
---------------------------------------------------------------------
  Change in net assets resulting from operations                              66,329       (35,326)

  Distributions to shareholders from net investment income:
    Institutional Class                                                         (188)         (817)
    Financial Intermediary Class                                                N.M.            --

  Change in net assets from Fund share transactions:
    Institutional Class                                                      117,963        87,927
    Financial Intermediary Class                                                 176           720
---------------------------------------------------------------------
  Change in net assets                                                       184,280        52,504
---------------------------------------------------------------------

Net Assets:
  Beginning of period                                                        210,064       157,560
---------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $459 and $188, respectively)                                  $394,344      $210,064
---------------------------------------------------------------------

     N.M.--Not meaningful.

    See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights


   Contained below is per share operating data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class:

                                                                       Years Ended March 31,
                                         Six Months Ended  ----------------------------------------
                                        September 30, 2003    2003      2002       2001        2000/A/
---------------------------------------------------------------------------------------------------------
                                           (Unaudited)

  Net asset value, beginning of period         $ 8.09        $10.27     $ 8.72    $9.68      $10.00
                                        ------------------ --------   --------  -------     -------
Investment operations:
  Net investment income                           .01           .04        .03   .03/C/     N.M./C/
  Net realized and unrealized gain/
   (loss) on investments                         2.10         (2.18)      1.56     (.97)       (.32)
                                        ------------------ --------   --------  -------     -------
  Total from investment operations               2.11         (2.14)      1.59     (.94)       (.32)
                                        ------------------ --------   --------  -------     -------
Distributions:
  From net investment income                     (.01)         (.04)      (.04)    (.02)         --
                                        ------------------ --------   --------  -------     -------
  Total distributions                            (.01)         (.04)      (.04)    (.02)         --
                                        ------------------ --------   --------  -------     -------
  Net asset value, end of period               $10.19        $ 8.09     $10.27    $8.72      $ 9.68
                                        ------------------ --------   --------  -------     -------
Ratios/supplemental data:
  Total return                                  26.04%/B/    (20.87)%    18.26%   (9.72)%     (3.20)%/B/
  Expenses to average net assets                  .82%/C/       .87%       .94%     .95%/D/     .95%/C,D/
  Net investment income to average net
   assets                                         .29%/C/       .59%       .35%     .59%/D/    3.42%/C,D/
  Portfolio turnover rate                       134.5%/C/     119.4%     158.0%   146.5%       N.M.
  Net assets, end of period (in
   thousands)                                $393,295      $209,376   $157,560  $92,136      $6,757
-----------------------------
---------------------------------------------------------------------------------------------------------

/A/For the period March 13, 2000 (commencement of operations) to March 31, 2000. /B/Not annualized.
/C/Annualized.
/D/Net of fees waived and expenses reimbursed by the manager pursuant to a contractual expense limitation of 0.95% until August 1, 2004. If no fees had been waived or expenses reimbursed by the manager, the annualized ratio of expenses to average net assets would have been as follows: for the year ended March 31, 2001, 1.14%; and for the period ended March 31, 2000, 5.70%.
N.M.--Not meaningful.

See notes to financial statements.

Batterymarch U.S. Small Capitalization Equity Portfolio

Financial Intermediary Class:

                                                           Six Months Ended    Period Ended
                                                          September 30, 2003 March 31, 2003/E/
----------------------------------------------------------------------------------------------
                                                             (Unaudited)
  Net asset value, beginning of period                          $ 8.09             $8.47
                                                          ------------------ ----------------
Investment operations:
  Net investment income                                           N.M.              N.M.
  Net realized and unrealized gain/(loss) on investments          2.09              (.38)
                                                          ------------------ ----------------
  Total from investment operations                                2.09              (.38)
                                                          ------------------ ----------------
Distributions:
  From net investment income                                      N.M.                --
                                                          ------------------ ----------------
  Total distributions                                             N.M.                --
                                                          ------------------ ----------------
  Net asset value, end of period                                $10.18             $8.09
                                                          ------------------ ----------------
Ratios/supplemental data:
  Total return                                                   25.86%/B/         (4.49)%/B/
  Expenses to average net assets                                  1.06%/C/          1.10%/C/
  Net investment income to average net assets                      .06%/C/           .14%/C/
  Portfolio turnover rate                                        134.5%/C/         119.4%/C/
  Net assets, end of period (in thousands)                      $1,049            $  688
----------------------------------------------------------------------------------------------

/E/For the period January 9, 2003 (commencement of operations) to March 31,
   2003.
N.M.--Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements
Batterymarch U.S. Small Capitalization Equity Portfolio
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies:
    The Legg Mason Charles Street Trust, Inc. ("Corporation"), consisting of the Batterymarch U.S. Small Capitalization Equity Portfolio ("Portfolio"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The Portfolio offers two classes of shares: Institutional Class, which commenced operations on March 13, 2000, and Financial Intermediary Class, which commenced operations on January 9, 2003. The income and expenses of the Portfolio are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class. As of September 30, 2003, no transfer agent expenses were charged to the Financial Intermediary Class.

    Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

  Security Valuation
    Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

  Security Transactions
    Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2003, receivables for securities sold and payables for securities purchased were as follows:


                      Receivable for           Payable for
                     Securities Sold       Securities Purchased
                 ----------------------------------------------
                         $13,495                 $12,352

    For the six months ended September 30, 2003, investment transactions (excluding short-term investments) were as follows:

                        Purchases          Proceeds From Sales
                 ---------------------------------------------
                         $330,975               $205,556

  Foreign Currency Translation
    Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

  Repurchase Agreements
    The Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the portfolio's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a portfolio has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the portfolio in the event the portfolio is delayed or prevented from exercising its right to dispose of the

--------------------------------------------------------------------------------

  collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the portfolio seeks to assert its rights. The Portfolio's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  Investment Income and Distributions to Shareholders
    Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Portfolio level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:
    No provision for federal income or excise taxes is required since the Portfolio intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

    The Portfolio intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes at September 30, 2003, were:

                            Expiration Date       Amount
                        --------------------------------
                             March 31, 2008       $    2
                             March 31, 2009        2,231
                             March 31, 2010        4,422
                             March 31, 2011        6,964

3. Transactions With Affiliates:
    The Portfolio has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Portfolio with management and administrative services for which the Portfolio pays a fee, computed daily and payable monthly, at an annual rate of the Portfolio's average daily net assets as shown in the chart that follows.

    Batterymarch Financial Management, Inc. ("Batterymarch") serves as investment adviser to the Portfolio. The investment adviser is responsible for the actual investment activity of the Portfolio.

    To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay the Portfolio's investment adviser the entire management fee it receives from the Portfolio.

    LMFA has contractually agreed, until August 1, 2004, to waive its fees and reimburse expenses in any month to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and extraordinary expense) exceed during that month an annual rate of the Portfolio's average daily net assets as shown in the following chart:

                                                         At September 30,
                                                               2003
                                                         ----------------
                                                            Management
                                   Management  Expense     Fee Payable
                                      Fee     Limitation (Actual Dollars)
      -------------------------------------------------------------------
      Institutional Class            0.70%       0.95%       $230,592
      Financial Intermediary Class   0.70%       1.20%            605

Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------


    Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Portfolio to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Portfolio's expenses to exceed the limit, if any, imposed by LMFA at that time.
    Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, serves as the Portfolio's distributor. Legg Mason receives an annual service fee, based on the Portfolio's Financial Intermediary Class's average net assets, computed daily and payable monthly as follows:

                                             At September 30,
                                                   2003
                                             ----------------
                                                 Service
                   Distribution and Service    Fees Payable
                             Fees            (Actual Dollars)
                   ------------------------------------------
                            0.25%                  $216

    The 12b-1 plan for Financial Intermediary Class of the Portfolio provides for payments of distribution and service fees at an annual rate of up to 0.40% of the Portfolio's average daily net assets. The Board of Directors of the Portfolio has approved payments under this plan of 0.25% of average daily net assets.

    No brokerage commissions were paid by the Portfolio to LMWW or its affiliates during the six months ended September 30, 2003.

    Batterymarch, LMFA and LMWW are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit
    The Portfolio, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended September 30, 2003, the Portfolio made no borrowings under the Credit Agreement.

5. Fund Share Transactions
    At September 30, 2003, there were 500 million shares authorized at $0.001 par value each of the Institutional and Financial Intermediary Classes of the Portfolio. Share transactions were as follows:


                                                       Reinvestment of
                                            Sold       Distributions      Repurchased      Net Change
                                       --------------- --------------- ----------------- ---------------
                                       Shares  Amount  Shares  Amount  Shares   Amount   Shares  Amount
--------------------------------------------------------------------------------------------------------
--Institutional Class
  Six Months Ended September 30, 2003  15,023 $140,377    19   $ 178   (2,319) $(22,592) 12,723 $117,963
  Year Ended March 31, 2003            12,975  109,328    93     762   (2,532)  (22,163) 10,536   87,927
--Financial Intermediary Class
  Six Months Ended September 30, 2003      35 $    335  N.M.   $N.M.      (17) $   (159)     18 $    176
  Period Ended March 31, 2003/A/           92      778    --      --       (7)      (58)     85      720

--------
/A/For the period January 9, 2003 (commencement of operations) to March 31,
   2003.
N.M.--Notmeaningful.

Item 1 - Report to Shareholders

         (INSERT FROM PRINTER)

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

    (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
    (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
    (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
    (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
         (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A

         (2) Disclose the percentage of services described in each of paragraphs
         (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
    (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A
    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

         (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

         WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

    (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
    (a)  File the exhibits listed below as part of this Form.
    (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

    (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

         (ATTACHED)

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
         of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

         (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By: /s/ Mark R. Fetting
    -------------------

Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:  11/19/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
    -------------------

Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:  11/19/03

By: /s/ Marie K. Karpinski
    ----------------------

Marie K. Karpinski
Treasurer, Legg Mason Charles Street Trust, Inc.

Date:  11/19/03